Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 15,099	$ 128,035	$ 3,101,682
Restricted cash	0	50,000	0
Accounts receivable	257,152	600,255	977,488
Derivative receivable	0	10,570	2,531,401
Inventory	0	185,733	144,327
Marketable securities	0	210,990	210,990
Deposits and prepaid expenses	179,424	493,384	247,325
Total current assets	451,675	1,678,967	7,213,213
Non-current assets:
Fixed assets, net of accumulated depreciation	196,691	2,077,055	1,995,010
Oil and gas properties using full-cost accounting, net of accumulated DD&A	1,414,598	3,437,030	11,706,939
Other non-current assets	0	798,809	919,239
Total non-current assets	1,611,289	6,312,894	14,621,188
Total assets	2,062,964	7,991,861	21,834,401
Current liabilities:
Accounts payable	153,170	294,241	1,142,842
Accrued liabilities	709,300	1,535,165	1,131,057
Note Payable	105,806	0
Current portion of long term debt	4,500,000	17,925,000	1,986,660
Total current liabilities	5,468,276	19,754,406	4,260,559
Non-Current Liabilities:
Asset retirement obligation	1,593,281	3,314,191	3,091,478
Long-term debt		0	16,625,000
Other long-term liabilities	6,039,972	3,401,149	390,937
Total non-current liabilities	7,633,253	6,715,340	20,107,415
Total liabilities	13,101,529	26,469,746	24,367,974
Commitments and Contingencies
Stockholders' (Deficit) Equity:
Series C convertible preferred stock issuable	150,000	0
Common Stock Value	10,322	8,424	8,424
Paid-in capital	69,610,909	69,090,613	68,848,944
Accumulated deficit	(80,810,736)	(87,577,862)	(71,391,881)
Total stockholders' (deficit)	(11,038,565)	(18,477,885)	(2,533,573)
Total liabilities and stockholders' (deficit) equity	2,062,964	7,991,861	21,834,401
10% Series A Cumulative Redeemable Perpetual Preferred Stock [Member]
Stockholders' (Deficit) Equity:
Preferred Stock Value	938	938	938
Series B Convertible Preferred stock [Member]
Stockholders' (Deficit) Equity:
Preferred Stock Value	1	2	$ 2
Series C Convertible Preferred Stock [Member]
Stockholders' (Deficit) Equity:
Preferred Stock Value	$ 1	$ 0